Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000007288 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	$ 10,000		$ 10,000	$ 10,671	$ 10,530	$ 11,140	$ 12,292	$ 11,343	$ 9,371	$ 9,560	$ 9,105	$ 9,680
C000007287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,030	10,732	10,613	11,258	12,452	11,527	9,540	9,762	9,319	9,928
C000007237 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,628	11,307	10,968	12,575	13,904	13,709	11,467	12,511	12,887	13,862
C000007243 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,249	13,594	12,368	15,744	18,238	19,928	16,948	19,442	21,193	25,667
C000007244 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,215	13,520	12,262	15,586	18,002	19,621	16,642	19,038	20,706	25,014
C000007238 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,598	11,246	10,874	12,446	13,733	13,505	11,260	12,261	12,593	13,512
C000007245 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,405	13,229	11,974	15,080	18,175	20,094	15,360	18,072	19,382	25,827
C000007246 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,384	13,169	11,888	14,938	17,957	19,802	15,098	17,721	18,955	25,203
C000007240 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,068	10,272	10,289	10,942	11,611	11,363	9,948	10,332	10,387	11,076
C000007292 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,598	11,720	11,157	12,753	13,516	13,865	12,833	14,032	14,689	16,923
C000007291 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,624	11,775	11,244	12,884	13,686	14,068	13,055	14,312	15,028	17,354
C000007285 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,937	15,087	12,984	15,648	17,302	16,134	12,953	14,364	16,032	21,426
C000007286 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,904	15,011	12,890	15,491	17,092	15,891	12,722	14,084	15,677	20,906
C000007268 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,800	11,436	11,195	12,459	13,594	13,607	11,723	12,586	12,953	13,872
C000007267 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,824	11,499	11,270	12,578	13,754	13,818	11,924	12,829	13,246	14,217
C000007272 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,839	15,028	15,256	20,730	30,350	34,425	22,083	33,967	46,347	53,890
C000007271 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,869	15,109	15,370	20,928	30,730	34,935	22,464	34,646	47,397	55,250
C000007262 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		9,909	12,673	10,859	13,863	15,626	17,386	14,291	16,125	16,574	20,179
C000007261 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		9,930	12,739	10,940	14,007	15,821	17,651	14,549	16,442	16,950	20,688
C000007248 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,584	13,558	13,636	19,034	23,260	29,227	23,544	29,125	33,779	37,023
C000007247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,608	13,623	13,733	19,220	23,549	29,665	23,952	29,702	34,534	37,953
C000007242 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		11,364	12,082	11,690	13,378	14,027	14,459	12,900	14,510	15,458	16,767
C000007241 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		11,382	12,144	11,770	13,512	14,200	14,695	13,150	14,781	15,805	17,171
C000007239 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,104	10,329	10,377	11,055	11,760	11,538	10,123	10,543	10,625	11,368
C000007264 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,521	13,169	11,976	15,763	18,322	21,657	17,784	21,157	24,321	28,228
C000007263 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,544	13,234	12,066	15,922	18,548	21,980	18,096	21,585	24,869	28,937
C000007250 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,818	13,032	11,991	15,453	17,780	22,969	19,247	24,675	30,888	35,773
C000007249 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,845	13,096	12,083	15,608	18,002	23,317	19,585	25,172	31,592	36,678
C000007281 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		11,138	13,902	13,370	17,808	21,139	26,490	21,915	26,986	32,413	36,466
C000007282 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		11,107	13,828	13,266	17,627	20,867	26,096	21,533	26,441	31,695	35,568
C000007290 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,585	13,948	13,242	17,964	21,645	25,587	20,645	24,917	27,603	29,653
C000007289 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,607	14,016	13,339	18,142	21,908	25,965	21,004	25,411	28,223	30,391
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Accumulated Value	10,000		10,209	10,964	10,832	11,573	12,637	12,042	10,086	10,662	10,482	11,338
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
MSCI EAFE Europe Australasia Far East Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Accumulated Value	10,000		10,100	12,628	10,887	13,284	14,322	15,935	13,632	16,118	16,735	21,959
Standard And Poor s 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
MSCI All Country World ex US Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World (ex-US) Index (net div)
Accumulated Value	10,000		10,450	13,291	11,404	13,857	15,334	16,533	13,887	16,056	16,945	22,432
MSCI Emerging Markets Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div)
Accumulated Value	10,000		11,119	15,264	13,040	15,443	18,270	17,805	14,228	15,626	16,799	22,438
MSCI All Country World Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div)
Accumulated Value	10,000		10,786	13,372	12,113	15,335	17,828	21,133	17,252	21,082	24,769	30,302
JPMorgan Global Government Bond Index Unhedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Global Government Bond Index (Unhedged)
Accumulated Value	10,000		10,157	10,850	10,779	11,427	12,534	11,719	9,702	10,091	9,723	10,360
Standard And Poor s North American Technology Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's North American Technology Sector Index
Accumulated Value	10,000		11,356	15,646	16,096	22,967	33,337	42,139	27,239	43,889	59,722	76,337
Bloomberg U S Corporate High Yield 2 Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index
Accumulated Value	10,000		11,713	12,592	12,329	14,095	15,088	15,882	14,106	16,002	17,313	18,806
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Accumulated Value	10,000		10,708	13,943	13,732	18,729	25,938	33,096	23,453	33,462	44,623	52,906
Bloomberg U S Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Credit Index
Accumulated Value	10,000		10,563	11,215	10,979	12,493	13,662	13,514	11,452	12,389	12,641	13,631
MSCI All Country World ex US Growth Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World (ex-US) Growth Index (net div)
Accumulated Value	10,000		10,012	13,218	11,311	14,403	17,601	18,498	14,233	16,230	17,053	21,428
MFS Global Tactical Allocation Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MFS Global Tactical Allocation Blended Index
Accumulated Value	10,000		10,514	11,563	11,319	12,989	14,317	15,168	13,047	14,702	15,877	17,588
Bloomberg U S Government Mortgage Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Mortgage Index
Accumulated Value	$ 10,000		$ 10,131	$ 10,371	$ 10,468	$ 11,162	$ 11,871	$ 11,662	$ 10,249	$ 10,705	$ 10,794	$ 11,559